‘UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Eubel Brady & Suttman Income and Appreciation Fund

(EBSZX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Eubel Brady & Suttman Income and Appreciation Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at  https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income and Appreciation Fund	$22	0.21%

How did the Fund perform during the reporting period?

The Fund's fiscal year ending July 31, 2024, finished on a high note with the Federal Reserve Chair Jerome Powell's comments in the recent Federal Open Market Committee press conference seemingly supportive of a September rate cut. The positive tone, in turn, added momentum to Treasury yields which had been declining since the beginning of July. In our view, the Fund performed well during the year in spite of the interest rate and credit spread volatility resulting from the cross-currents of the market expecting an interest rate easing cycle to begin earlier in 2024 and the surprisingly strong economic data which delayed the Fed's actions.

The Fund's weighting of convertible and corporate bond exposure drove its outperformance for the year. The corporate bond holdings benefited from higher income generation and price appreciation from corporate spread compression relative to the benchmark's majority Treasury holdings. Additionally, the level of equity sensitivity that the Fund carries through its convertible bond exposure drove outperformance as strong equity returns prevailed.

The Fund will continue seeking to optimize its holdings between corporate and convertible bonds in an effort to maximize total return through current income and capital appreciation.

How has the Fund performed since inception?

For the one-year and five-year periods, as well as since inception, the Fund has outperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index. The outperformance can be attributed to active management, utilizing a bottom-up investment approach to selecting individual securities and positioning the overall portfolio in regards to duration and credit quality in pursuit of the Fund's objectives.

Total Return Based on $10,000 Investment

$16,000
$14,000
$12,000
$10,000
$8,000
Sep-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Eubel Brady & Suttman Income and Appreciation Fund $13,878
Bloomberg U.S. Aggregate Bond Index $11,678
ICE BofA U.S. Yield Alternatives Index $14,884
ICE BofA 1-10 Year Corp. Index $12,981

	Eubel Brady & Suttman Income and Appreciation Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Yield Alternatives Index	ICE BofA 1-10 Year Corp. Index
Sep-2014	$10,000	$10,000	$10,000	$9,999
Jul-2015	$10,038	$10,240	$9,690	$10,194
Jul-2016	$10,294	$10,847	$9,618	$10,779
Jul-2017	$10,876	$10,792	$10,634	$10,964
Jul-2018	$11,050	$10,705	$11,176	$10,895
Jul-2019	$11,362	$11,570	$11,773	$11,818
Jul-2020	$11,707	$12,741	$12,512	$12,830
Jul-2021	$12,783	$12,652	$14,638	$13,105
Jul-2022	$12,477	$11,498	$12,528	$12,016
Jul-2023	$12,881	$11,111	$13,811	$12,067
Jul-2024	$13,878	$11,678	$14,884	$12,981

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2014)
Eubel Brady & Suttman Income and Appreciation Fund	7.74%	4.08%	3.39%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.59%
ICE BofA U.S. Yield Alternatives Index	7.77%	4.80%	4.13%
ICE BofA 1-10 Year Corp. Index	7.57%	1.89%	2.69%

Fund Statistics

  Net Assets$174,492,378
  Number of Portfolio Holdings49
  Advisory Fee $0
  Portfolio Turnover22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

The Fund primarily invested in a diversified portfolio of non-convertible fixed income securities and convertible securities.

Sector Weighting (% of net assets)

Technology
Consumer Discretionary
Financials
Communications
Health Care
Industrials
Consumer Staples
Materials
Energy
Money Market
Other Assets in Excess of Liabilities
0%
5%
10%
15%
20%
25%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Money Market	1.5%
Energy	3.4%
Materials	4.4%
Consumer Staples	6.3%
Industrials	6.5%
Health Care	7.6%
Communications	12.6%
Financials	17.4%
Consumer Discretionary	18.2%
Technology	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Patrick Industries, Inc., 1.750%, due 12/1/28	3.9%
Guidewire Software, Inc., 1.250%, due 03/15/25	3.8%
Guess, Inc., 3.750%, due 04/15/28	3.5%
Spotify USA, Inc., 0.000%, due 03/15/26	3.4%
Lyft, Inc., 0.625%, due 03/1/29 144A	3.2%
TripAdvisor, Inc., 0.250%, due 04/1/26	3.2%
Airbnb, Inc., 0.000%, due 03/15/26	3.2%
Micron Technology, Inc., 6.750%, due 11/1/29	3.1%
Envestnet, Inc., 0.750%, due 08/15/25	3.1%
Xerox Holdings Corporation, 5.500%, due 08/15/28 144A	2.9%

Asset Weighting (% of total investments)

Value	Value
Bank Debt	1.4%
Common Stocks	3.7%
Convertible Bonds	52.8%
Corporate Bonds	40.5%
Money Market Funds	1.6%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Change In Or Disagreement With Accountants

During the year ended July 31, 2024, there were no changes in or disagreements with accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (800) 391-1223.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/ebs/), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-EBSZX

Eubel Brady & Suttman Income and Appreciation Fund (EBSZX)

Annual Shareholder Report - July 31, 2024

Eubel Brady & Suttman Income Fund

(EBSFX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Eubel Brady & Suttman Income Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at  https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income Fund	$18	0.17%

How did the Fund perform during the reporting period?

The Fund's fiscal year ending July 31, 2024, finished on a high note with the Federal Reserve Chair Jerome Powell's comments in the recent Federal Open Market Committee press conference seemingly supportive of a September rate cut. The positive tone, in turn, added momentum to Treasury yields which had been declining since the beginning of July. In our view, the Fund performed well during the year in spite of the interest rate and credit spread volatility resulting from the cross-currents of the market expecting an interest rate easing cycle to begin earlier in 2024 and the surprisingly strong economic data which delayed the Fed's actions.

The Fund's overweight exposure to corporate bonds relative to Treasuries and a shorter duration profile relative to the benchmark, were the underpinnings for the Fund's outperformance. Higher income generation from corporate bonds relative to Treasuries, coupled with price appreciation driven by contracting spreads, contributed to overall positive performance. Interest rates, although volatile during the year, ratcheted down on the short end of the curve while longer rates remained relatively unchanged year-over-year.

The Fund's strategy can adjust to accommodate the shifting yield curve and to position it in an optimal manner as it pursues its investment objectives of preserving capital, producing income and maximizing total return.

How has the Fund performed since inception?

For the one-year and five-year periods, as well as since inception, the Fund has outperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index. The outperformance can be attributed to active management, utilizing a bottom-up investment approach to selecting individual securities and positioning the overall portfolio in regards to duration and credit quality in pursuit of the Fund's objectives.

Total Return Based on $10,000 Investment

$13,000
$12,000
$11,000
$10,000
Sep-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

Eubel Brady & Suttman Income Fund $12,691

Bloomberg U.S. Aggregate Bond Index $11,678

	Eubel Brady & Suttman Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Sep-2014	$10,000	$10,000	$10,000
Jul-2015	$10,022	$10,240	$10,218
Jul-2016	$10,381	$10,847	$10,651
Jul-2017	$10,667	$10,792	$10,654
Jul-2018	$10,758	$10,705	$10,555
Jul-2019	$11,174	$11,570	$11,285
Jul-2020	$11,564	$12,741	$12,162
Jul-2021	$11,960	$12,652	$12,200
Jul-2022	$11,673	$11,498	$11,401
Jul-2023	$11,844	$11,111	$11,252
Jul-2024	$12,691	$11,678	$11,923

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2014)
Eubel Brady & Suttman Income Fund	7.15%	2.58%	2.45%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.59%
ICE BofA U.S. Corporate & Government 1-10 Yrs Index	5.96%	1.11%	1.80%

Fund Statistics

Net Assets	$428,922,181
Number of Portfolio Holdings	56
Advisory Fee	$0
Portfolio Turnover	19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

The Fund primarily invested in a diversified portfolio of income producing securities.

Sector Weighting (% of net assets)

Financials
Industrials
Health Care
U.S. Treasury Obligations
Materials
Technology
Consumer Discretionary
Consumer Staples
Communications
Money Market
Energy
Other Assets in Excess of Liabilities
0%
10%
20%
30%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Energy	0.8%
Money Market	2.4%
Communications	3.9%
Consumer Staples	6.4%
Consumer Discretionary	6.9%
Technology	7.5%
Materials	7.7%
U.S. Treasury Obligations	8.5%
Health Care	12.7%
Industrials	15.8%
Financials	26.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Laboratory Corporation of America Holdings, 3.600%, due 02/1/25	3.1%
U.S. Treasury Notes, 4.625%, due 04/30/29	2.9%
Timken Company (The), 4.500%, due 12/15/28	2.8%
U.S. Treasury Notes, 4.500%, due 05/15/27	2.8%
U.S. Treasury Bill, 5.356%, due 08/13/24	2.8%
Markel Group, Inc., 6.000%, due 12/31/99	2.8%
Loews Corporation, 3.750%, due 04/1/26	2.7%
McKesson Corporation, 0.900%, due 12/3/25	2.7%
Mohawk Industries, Inc., 5.850%, due 09/18/28	2.7%
Zimmer Biomet Holdings, Inc., 1.450%, due 11/22/24	2.6%

Asset Weighting (% of total investments)

Value	Value
Bank Debt	1.4%
Common Stocks	1.5%
Corporate Bonds	86.0%
Money Market Funds	2.5%
U.S. Government Obligations	8.6%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Change In Or Disagreement With Accountants

During the year ended July 31, 2024, there were no changes in or disagreements with accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (800) 391-1223.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/ebs/), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-EBSFX

Eubel Brady & Suttman Income Fund (EBSFX)

Annual Shareholder Report - July 31, 2024

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Virginia A. Boeckman. Ms. Boeckman is “independent” for purposes of this item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $32,000 and $30,000 with respect to the registrant’s fiscal years ended July 31, 2024 and July 31, 2023, respectively.

(b)	Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $6,000 and $6,000 with respect to the registrant’s fiscal years ended July 31, 2024, and July 31, 2023, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended July 31, 2024 and July 31, 2023, aggregate non-audit fees of $6,000 and $6,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in the last fiscal year by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Eubel Brady & Suttman

Income and Appreciation Fund

Ticker Symbol: EBSZX

Eubel Brady & Suttman

Income Fund

Ticker Symbol: EBSFX

Each a series of the

Eubel Brady & Suttman Mutual Fund Trust

FINANCIAL STATEMENTS

July 31, 2024

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
July 31, 2024
CORPORATE BONDS — 40.3%	Coupon	Maturity	Par Value	Value
Communications — 2.8%
Discovery Communications, LLC	3.950%	06/15/25	$5,000,000	$4,919,808

Consumer Discretionary — 1.7%
Marriott International, Inc., Series KK	4.900%	04/15/29	3,000,000	3,009,265

Consumer Staples — 3.5%
Kroger Company (The)	2.650%	10/15/26	2,000,000	1,907,461
Walgreens Boots Alliance, Inc.	3.200%	04/15/30	5,000,000	4,112,483
				6,019,944
Energy — 3.4%
CNX Resources Corporation, 144A	6.000%	01/15/29	5,000,000	4,946,438
Exxon Mobil Corporation	3.043%	03/01/26	1,000,000	974,779
				5,921,217
Financials — 12.9%
Bank of America Corporation (TSFR3M + 396.661, effective 09/05/24) (a)(b)	6.250%	03/05/65	2,000,000	1,998,293
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	3,366,684
Charles Schwab Corporation (The)	0.900%	03/11/26	3,000,000	2,806,713
CNG Holdings, Inc., 144A	14.500%	06/30/26	2,492,000	2,062,130
First Maryland Capital I (TSFR3M + 126.16) (a)	6.563%	01/15/27	2,000,000	1,889,302
Markel Group, Inc. (H15T5Y + 566.2, effective 06/01/25) (a)(b)	6.000%	12/31/99	5,000,000	4,970,286
NCP SNIP (c)(d)	13.500%	12/31/25	1,800,000	1,765,237
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	1,759,386
Truist Financial Corporation (TSFR3M + 93.161) (a)	6.254%	05/15/27	2,000,000	1,951,871
				22,569,902
Health Care — 7.6%
Danaher Corporation	2.200%	11/15/24	1,492,000	1,478,033
Laboratory Corporation of America Holdings	3.600%	02/01/25	4,500,000	4,451,339
McKesson Corporation	0.900%	12/03/25	3,900,000	3,696,268
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	3,600,000	3,567,321
				13,192,961

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 40.3%
(Continued)	Coupon	Maturity	Par Value	Value
Industrials — 0.5%
Republic Services, Inc.	2.500%	08/15/24	$849,000	$847,953

Materials — 1.9%
DowDuPont, Inc.	4.493%	11/15/25	1,345,000	1,332,693
Steel Dynamics, Inc.	2.800%	12/15/24	2,000,000	1,976,835
				3,309,528
Technology — 6.0%
Micron Technology, Inc.	6.750%	11/01/29	5,000,000	5,377,826
Xerox Holdings Corporation, 144A	5.500%	08/15/28	6,000,000	5,083,773
				10,461,599
Total Corporate Bonds
(Cost $72,860,847)				$70,252,177

CONVERTIBLE BONDS — 52.5%	Coupon	Maturity	Par Value	Value
Communications — 9.7%
Airbnb, Inc.	0.000%	03/15/26	$6,000,000	$5,498,732
Spotify USA, Inc.	0.000%	03/15/26	6,000,000	5,845,729
TripAdvisor, Inc.	0.250%	04/01/26	6,000,000	5,504,340
				16,848,801
Consumer Discretionary — 16.5%
Chegg, Inc.	0.125%	03/15/25	3,000,000	2,835,000
Chegg, Inc.	0.000%	09/01/26	3,000,000	2,471,400
Etsy, Inc.	0.125%	09/01/27	3,000,000	2,559,395
Etsy, Inc.	0.250%	06/15/28	4,000,000	3,196,081
Ford Motor Company	0.000%	03/15/26	5,000,000	4,867,500
Guess, Inc.	3.750%	04/15/28	5,000,000	6,045,000
Patrick Industries, Inc.	1.750%	12/01/28	5,000,000	6,847,500
				28,821,876
Consumer Staples — 2.8%
Spectrum Brands, Inc., 144A	3.375%	06/01/29	5,000,000	4,850,000

Financials — 1.9%
Prospect Capital Corporation	6.375%	03/01/25	3,272,000	3,255,631

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)
CONVERTIBLE BONDS — 52.5%
(Continued)	Coupon	Maturity	Par Value	Value
Industrials — 6.0%
Lyft, Inc., 144A	0.625%	03/01/29	$6,000,000	$5,620,792
Winnebago Industries, Inc., 144A	3.250%	01/15/30	5,000,000	4,970,000
				10,590,792
Technology — 15.6%
Bentley Systems, Inc.	0.125%	01/15/26	5,000,000	4,921,472
Bentley Systems, Inc.	0.375%	07/01/27	1,000,000	897,534
Envestnet, Inc.	0.750%	08/15/25	5,500,000	5,370,750
Guidewire Software, Inc.	1.250%	03/15/25	5,000,000	6,717,500
John Bean Technologies Corporation	0.250%	05/15/26	5,000,000	4,592,500
Xerox Holdings Corporation,144A	3.750%	03/15/30	6,000,000	4,662,783
				27,162,539
Total Convertible Bonds
(Cost $88,716,247)				$91,529,639

BANK DEBT — 1.4%	Coupon	Maturity	Par Value	Value
Financials — 1.4%
NCP SPV Texas, L.P. Revolving Loan (Prime + 225) (a)(c)(d) (Cost $2,471,988)	10.750%	09/22/24	$2,471,988	$2,493,042

COMMON STOCKS — 3.7%			Shares	Value
Financials — 1.2%
Capital One Financial Corporation			9,904	$1,499,466
Lincoln National Corporation			15,673	521,911
				2,021,377
Materials — 2.5%
Natural Resource Partners, L.P.			48,000	4,368,960

Total Common Stocks (Cost $5,240,351)				$6,390,337

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 5.22% (e) (Cost $2,693,890)	2,693,890	$2,693,890

Total Investments at Value — 99.4% (Cost $171,983,323)		$173,359,085

Other Assets in Excess of Liabilities — 0.6%		1,133,293

Net Assets — 100.0%		$174,492,378

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $33,955,302 as of July 31, 2024, representing 19.5% of net assets.

H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.

TSFR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	Security has a perpetual maturity.

(c)	Illiquid security. The total fair value of these securities as of July 31, 2024 was $4,258,279, representing 2.4% of net assets.

(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $4,258,279 as of July 31, 2024, representing 2.4% of net assets.

(e)	The rate shown is the 7-day effective yield as of July 31, 2024.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2024
CORPORATE BONDS — 85.1%	Coupon	Maturity	Par Value	Value
Communications — 3.9%
Discovery Communications, LLC	3.950%	06/15/25	$6,851,000	$6,741,121
Discovery Communications, LLC	4.900%	03/11/26	4,000,000	3,955,261
VeriSign, Inc.	4.750%	07/15/27	6,000,000	5,939,988
				16,636,370
Consumer Discretionary — 6.9%
General Motors Financial Company, Inc.	4.350%	01/17/27	2,100,000	2,064,944
LKQ Corporation	5.750%	06/15/28	11,000,000	11,226,862
Magna International, Inc.	5.050%	03/14/29	5,000,000	5,064,272
Mohawk Industries, Inc.	5.850%	09/18/28	11,000,000	11,391,089
				29,747,167
Consumer Staples — 6.4%
J.M. Smucker Company (The)	3.375%	12/15/27	8,500,000	8,155,787
Kroger Company (The)	2.650%	10/15/26	11,098,000	10,584,500
Walgreens Boots Alliance, Inc.	3.800%	11/18/24	4,900,000	4,874,946
Walgreens Boots Alliance, Inc.	3.450%	06/01/26	4,000,000	3,811,326
				27,426,559
Energy — 0.8%
AEP Texas Central Company, Series G, 144A	3.850%	10/01/25	3,750,000	3,683,393

Financials — 24.9%
American Express Company	2.250%	03/04/25	11,500,000	11,295,879
Bank of America Corporation (TSFR3M + 396.661, effective 09/05/24) (a)(b)	6.250%	03/05/65	9,450,000	9,441,936
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	12,250,000	9,985,928
Charles Schwab Corporation (The)	0.900%	03/11/26	12,000,000	11,226,853
CNG Holdings, Inc., 144A	14.500%	06/30/26	4,969,000	4,111,848
First Maryland Capital I (TSFR3M + 126.16) (a)	6.563%	01/15/27	5,000,000	4,723,256
Loews Corporation	3.750%	04/01/26	12,000,000	11,774,294
Markel Group, Inc. (H15T5Y + 566.2, effective 06/01/25) (a)(b)	6.000%	12/31/99	12,000,000	11,928,686
Morgan Stanley, Series I (SOFR +166.9, effective 07/17/25) (a)	4.679%	07/17/26	8,000,000	7,946,302
MSCI, Inc., 144A	4.000%	11/15/29	9,000,000	8,514,842
NCP SNIP (c)(d)	13.500%	12/31/25	5,725,000	5,614,433

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 85.1%
(Continued)	Coupon	Maturity	Par Value	Value
Financials — 24.9% (Continued)
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (a)	3.125%	06/30/31	$5,800,000	$4,638,381
Truist Financial Corporation (TSFR3M + 93.16) (a)	6.254%	05/15/27	5,788,000	5,648,714
				106,851,352
Health Care — 12.7%
Danaher Corporation	2.200%	11/15/24	858,000	849,968
Edwards Lifesciences Corporation	4.300%	06/15/28	5,000,000	4,886,759
Humana, Inc.	3.950%	03/15/27	4,500,000	4,393,573
Laboratory Corporation of America Holdings	3.600%	02/01/25	13,500,000	13,354,018
McKesson Corporation	0.900%	12/03/25	12,065,000	11,434,736
Stryker Corporation	3.375%	11/01/25	2,530,000	2,479,304
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	5,815,000	5,762,214
Zimmer Biomet Holdings, Inc.	1.450%	11/22/24	11,500,000	11,348,908
				54,509,480
Industrials — 15.8%
HEICO Corporation	5.250%	08/01/28	10,900,000	11,054,439
Jacobs Energy Group, Inc.	6.350%	08/18/28	9,000,000	9,398,811
Penske Truck Leasing Company, L.P., 144A	5.700%	02/01/28	11,000,000	11,229,825
Penske Truck Leasing Company, L.P., 144A	3.350%	11/01/29	3,000,000	2,768,799
Raytheon Technology Corporation	3.950%	08/16/25	9,775,000	9,648,809
Roper Technologies, Inc.	3.800%	12/15/26	4,933,000	4,813,953
Textron, Inc.	3.900%	09/17/29	7,000,000	6,674,320
Timken Company (The)	4.500%	12/15/28	12,433,000	12,140,219
				67,729,175
Materials — 6.2%
Ball Corporation	6.000%	06/15/29	7,000,000	7,066,710
Kennametal, Inc.	4.625%	06/15/28	3,600,000	3,554,684
Sherwin-Williams Company (The)	3.450%	06/01/27	5,000,000	4,819,906
Steel Dynamics, Inc.	2.800%	12/15/24	11,271,000	11,140,452
				26,581,752

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 85.1%
(Continued)	Coupon		Maturity	Par Value	Value
Technology — 7.5%
Fidelity National Information Services, Inc.	4.700%		07/15/27	$5,000,000	$4,962,117
Hewlett Packard Enterprise Company	4.900%		10/15/25	11,231,000	11,187,796
Keysight Technologies, Inc.	4.600%		04/06/27	3,614,000	3,588,585
Micron Technology, Inc.	6.750%		11/01/29	5,000,000	5,377,826
Western Digital Corporation	4.750%		02/15/26	7,000,000	6,877,690
					31,994,014
Total Corporate Bonds
(Cost $370,234,503)					$365,159,262

U.S. TREASURY OBLIGATIONS — 8.5%	Coupon		Maturity	Par Value	Value
U.S. Treasury Bills — 2.8%
U.S. Treasury Bill	5.356%	(e)	08/13/24	$12,000,000	$11,978,887

U.S. Treasury Notes — 5.7%
U.S. Treasury Notes	4.500%		05/15/27	12,000,000	12,099,375
U.S. Treasury Notes	4.625%		04/30/29	12,000,000	12,314,531
					24,413,906
Total U.S. Government Obligations
(Cost $36,036,662)					$36,392,793

BANK DEBT — 1.5%	Coupon		Maturity	Par Value	Value
Financials — 1.5%
NCP SPV Texas, L.P. Revolving Loan (Prime + 225) (a)(c)(d) (Cost $6,179,971)	10.750%		09/22/24	$6,179,970	$6,232,605

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 1.5%	Shares	Value
Materials — 1.5%
Natural Resource Partners, L.P. (Cost $6,196,936)	69,000	$6,280,380

MONEY MARKET FUNDS — 2.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 5.22% (f) (Cost $10,410,447)	10,410,447	$10,410,447

Total Investments at Value — 99.0% (Cost $429,058,519)		$424,475,487

Other Assets in Excess of Liabilities — 1.0%		4,446,694

Net Assets — 100.0%		$428,922,181

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $34,947,088 as of July 31, 2024, representing 8.1% of net assets.

H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.

SOFR -	Secured Overnight Financing Rate.

TSFR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	Security has a perpetual maturity.

(c)	Illiquid security. The total fair value of these securities as of July 31, 2024 was $11,847,038, representing 2.8% of net assets.

(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $11,847,038 as of July 31, 2024, representing 2.8% of net assets.

(e)	The rate shown is the annualized yield at time of purchase.

(f)	The rate shown is the 7-day effective yield as of July 31, 2024.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2024
	Eubel Brady
	& Suttman
	Income and	Eubel Brady
	Appreciation	& Suttman
	Fund	Income Fund
ASSETS
Investments in securities:
At cost	$171,983,323	$429,058,519
At value (Note 2)	173,359,085	424,475,487
Receivable for capital shares sold	3,163	1,097
Dividends and interest receivable	1,174,071	4,494,841
Other assets	14,424	19,133
Total assets	174,550,743	428,990,558

LIABILITIES
Distributions payable	221	1,453
Payable for capital shares redeemed	30,541	7,341
Payable to administrator (Note 4)	12,200	29,330
Accrued shareholder servicing fees (Note 6)	5,920	14,430
Other accrued expenses	9,483	15,823
Total liabilities	58,365	68,377

NET ASSETS	$174,492,378	$428,922,181

NET ASSETS CONSIST OF:
Paid-in capital	$174,413,767	$443,137,116
Distributable earnings (accumulated deficit)	78,611	(14,214,935)
NET ASSETS	$174,492,378	$428,922,181

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	17,869,740	44,902,395

Net asset value, offering price and redemption price per share (Note 2)	$9.76	$9.55

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2024
	Eubel Brady
	& Suttman
	Income and	Eubel Brady
	Appreciation	& Suttman
	Fund	Income Fund
INVESTMENT INCOME
Dividends	$654,456	$671,203
Interest	6,919,493	18,382,315
Total investment income	7,573,949	19,053,518

EXPENSES
Administration fees (Note 4)	138,036	335,817
Shareholder servicing fees (Note 6)	65,332	160,560
Registration and filing fees	36,475	39,356
Custody and bank service fees	15,754	35,187
Legal fees	21,233	21,232
Trustees’ fees and expenses (Note 4)	19,461	19,461
Audit and tax services fees	18,000	18,000
Insurance expense	7,705	16,349
Shareholder reporting expenses	9,310	9,310
Pricing fees	6,063	7,262
Postage and supplies	3,611	3,537
Other expenses	5,218	6,170
Total expenses	346,198	672,241

NET INVESTMENT INCOME	7,227,751	18,381,277

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized losses from investment transactions	(859,571)	(921,232)
Net change in unrealized appreciation (depreciation) on investments	5,789,681	10,447,802
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	4,930,110	9,526,570

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,157,861	$27,907,847

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	July 31,	July 31,
	2024	2023
FROM OPERATIONS
Net investment income	$7,227,751	$5,801,266
Net realized gains (losses) from investment transactions	(859,571)	503,667
Net change in unrealized appreciation (depreciation) on investments	5,789,681	(1,401,240)
Net increase in net assets resulting from operations	12,157,861	4,903,693

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(8,059,714)	(6,837,115)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	24,980,016	46,279,196
Net asset value of shares issued in reinvestment of distributions to shareholders	8,056,670	6,834,369
Payments for shares redeemed	(15,259,307)	(19,444,937)
Net increase in net assets from capital share transactions	17,777,379	33,668,628

TOTAL INCREASE IN NET ASSETS	21,875,526	31,735,206

NET ASSETS
Beginning of year	152,616,852	120,881,646
End of year	$174,492,378	$152,616,852

CAPITAL SHARES ACTIVITY
Shares sold	2,575,609	4,830,649
Shares reinvested	839,803	722,749
Shares redeemed	(1,583,997)	(2,044,408)
Net increase in shares outstanding	1,831,415	3,508,990
Shares outstanding at beginning of year	16,038,325	12,529,335
Shares outstanding at end of year	17,869,740	16,038,325

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	July 31,	July 31,
	2024	2023
FROM OPERATIONS
Net investment income	$18,381,277	$13,663,030
Net realized losses from investment transactions	(921,232)	(4,661,213)
Net change in unrealized appreciation (depreciation) on investments	10,447,802	(3,438,547)
Net increase in net assets resulting from operations	27,907,847	5,563,270

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(18,391,543)	(13,663,699)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	62,617,842	85,137,219
Net asset value of shares issued in reinvestment of distributions to shareholders	18,374,996	13,650,744
Payments for shares redeemed	(42,439,100)	(60,591,352)
Net increase in net assets from capital share transactions	38,553,738	38,196,611

TOTAL INCREASE IN NET ASSETS	48,070,042	30,096,182

NET ASSETS
Beginning of year	380,852,139	350,755,957
End of year	$428,922,181	$380,852,139

CAPITAL SHARES ACTIVITY
Shares sold	6,632,773	9,055,097
Shares reinvested	1,950,662	1,459,944
Shares redeemed	(4,502,403)	(6,458,022)
Net increase in shares outstanding	4,081,032	4,057,019
Shares outstanding at beginning of year	40,821,363	36,764,344
Shares outstanding at end of year	44,902,395	40,821,363

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.52	$9.65	$10.32	$9.76	$9.81

Income (loss) from investment operations:
Net investment income	0.43	0.37	0.25	0.26	0.34
Net realized and unrealized gains (losses) on investments	0.29	(0.07)	(0.49)	0.63	(0.05)
Total from investment operations	0.72	0.30	(0.24)	0.89	0.29

Less distributions from:
Net investment income	(0.45)	(0.37)	(0.25)	(0.27)	(0.34)
Net realized gains on investments	(0.03)	(0.06)	(0.18)	(0.06)	—
Total distributions	(0.48)	(0.43)	(0.43)	(0.33)	(0.34)

Net asset value at end of year	$9.76	$9.52	$9.65	$10.32	$9.76

Total return (a)	7.74%	3.24%	(2.39%)	9.20%	3.04%

Net assets at end of year (000’s)	$174,492	$152,617	$120,882	$118,185	$101,634

Ratios/supplementary data:

Ratio of total expenses to average net assets	0.21%	0.22%	0.25%	0.26%	0.27%

Ratio of net investment income to average net assets	4.43%	3.91%	2.47%	2.59%	3.48%

Portfolio turnover rate	22%	23%	33%	50%	45%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.33	$9.54	$9.97	$9.85	$9.86

Income (loss) from investment operations:
Net investment income	0.43	0.34	0.19	0.21	0.35
Net realized and unrealized gains (losses) on investments	0.22	(0.21)	(0.43)	0.12	(0.01)
Total from investment operations	0.65	0.13	(0.24)	0.33	0.34

Less distributions from net investment income	(0.43)	(0.34)	(0.19)	(0.21)	(0.35)

Net asset value at end of year	$9.55	$9.33	$9.54	$9.97	$9.85

Total return (a)	7.15%	1.46%	(2.40%)	3.43%	3.49%

Net assets at end of year (000’s)	$428,922	$380,852	$350,756	$311,539	$203,495

Ratios/supplementary data:

Ratio of total expenses to average net assets	0.17%	0.17%	0.18%	0.20%	0.21%

Ratio of net investment income to average net assets	4.58%	3.69%	2.01%	2.13%	3.51%

Portfolio turnover rate	19%	40%	50%	33%	27%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND
TRUST NOTES TO FINANCIAL STATEMENTS
July 31, 2024

1.	Organization

Eubel Brady & Suttman Income and Appreciation Fund (“EBS Income and Appreciation Fund”) and Eubel Brady & Suttman Income Fund (“EBS Income Fund”) (individually, a “Fund” and collectively, the “Funds”) are each a no-load diversified series of Eubel Brady & Suttman Mutual Fund Trust (the “Trust”), an open-end management investment company organized as an Ohio business trust on April 22, 2014.

The investment objective of EBS Income and Appreciation Fund is to provide total return through a combination of current income and capital appreciation.

The investment objective of EBS Income Fund is to preserve capital, produce income and maximize total return.

2.	Significant Accounting Policies

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted the rule and are currently adhering to the requirements.

Securities Valuation – Each Fund values it’s portfolio securities at fair value as of the close of regular trading on the New York Stock Exachange (the “NYSE) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

If Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”), the investment adviser to the Funds and the Valuation Designee, determines that a price provided by the pricing service does not accurately reflect the market value of the securities or, when prices are not readily available from the pricing service, securities are valued at fair value as determined in good faith by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other fixed income securities (including certain corporate bonds and bank debt) held by the Funds, are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of each Fund’s investments and the inputs used to value the investments as of July 31, 2024 by security type:

EBS Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$68,486,940	$1,765,237	$70,252,177
Convertible Bonds	—	91,529,639	—	91,529,639
Bank Debt	—	—	2,493,042	2,493,042
Common Stocks	6,390,337	—	—	6,390,337
Money Market Funds	2,693,890	—	—	2,693,890
Total	$9,084,227	$160,016,579	$4,258,279	$173,359,085

EBS Income Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$359,544,829	$5,614,433	$365,159,262
U.S. Treasury Obligations	—	36,392,793	—	36,392,793
Bank Debt	—	—	6,232,605	6,232,605
Common Stocks	6,280,380	—	—	6,280,380
Money Market Funds	10,410,447	—	—	10,410,447
Total	$16,690,827	$395,937,622	$11,847,038	$424,475,487

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the year ended July 31, 2024:

EBS Income and Appreciation Fund
				Net change	Value
	Value as			in unrealized	as of
	of July 31,		Sales/	appreciation	July 31,
Investments in Securities	2023	Purchases	maturities	(depreciation)	2024
Corporate Bonds	$1,697,076	$—	$—	$68,161	$1,765,237
Bank Debt	3,250,604	1,243,683	(1,888,985)	(112,260)	2,493,042
Total	$4,947,680	$1,243,683	$(1,888,985)	$(44,099)	$4,258,279

EBS Income Fund
				Net change	Value
	Value as			in unrealized	as of
	of July 31,		Sales/	appreciation	July 31,
Investments in Securities	2023	Purchases	maturities	(depreciation)	2024
Corporate Bonds	$5,397,644	$—	$—	$216,789	$5,614,433
Bank Debt	6,599,710	4,325,786	(4,474,858)	(218,033)	6,232,605
Total	$11,997,354	$4,325,786	$(4,474,858)	$(1,244)	$11,847,038

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held at July 31, 2024 is $(44,099) and $(1,244) for EBS Income and Appreciation Fund and EBS Income Fund, respectively.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income and Appreciation Fund
					Weighted
	Fair Value at				Average of
	July 31,	Valuation	Unobservable	Value/	Unobservable
	2024	Technique	Input[1]	Range	Inputs
Corporate Bonds	$1,765,237	Management’s Estimate of Future Cash Flows	Discount Rate[2]	15.013%	N/A
Bank Debt	$2,493,042	DCF Model	Discount Rate[2]	4.943%	N/A

EBS Income Fund
					Weighted
	Fair Value at				Average of
	July 31,	Valuation	Unobservable	Value/	Unobservable
	2024	Technique	Input[1]	Range	Inputs

Corporate Bonds	$5,614,433	Management’s Estimate of Future Cash Flows	Discount Rate[2]	15.013%	N/A
Bank Debt	$6,232,605	DCF Model	Discount Rate[2]	4.943%	N/A

DCF - Discounted Cash Flow

[1]	Significant increases and decreases on the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

[2]	The Discount Rate used is determined by the Adviser by employing a reference benchmark, adjusted by a credit spread.

There were no derivative instruments held by the Funds as of or during the year ended July 31, 2024.

Share Valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

EUBEL BRADY & SUTTMAN MUTUAL FUND
TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Income, Investment Transactions and Realized Capital Gains and Losses — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method and is included in interest income. Investment transactions are accounted for on trade date. Realized capital gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are paid monthly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and realized capital gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the years ended July 31, 2024 and 2023 was as follows:

			Long-Term	Total
	Years Ended	Ordinary Income	Capital Gains	Distributions
Eubel Brady & Suttman Income and Appreciation Fund	7/31/2024	$7,771,391	$288,323	$8,059,714
	7/31/2023	$5,832,210	$1,004,905	$6,837,115

Eubel Brady & Suttman Income Fund	7/31/2024	$18,391,543	$—	$18,391,543
	7/31/2023	$13,663,699	$—	$13,663,699

Federal Income Tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of July 31, 2024:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund
Tax cost of investments	$173,125,166	$429,017,257
Gross unrealized appreciation	$6,247,519	$3,512,246
Gross unrealized depreciation	(6,013,600)	(8,054,016)
Net unrealized appreciation (depreciation) on investments	233,919	(4,541,770)
Undistributed ordinary income	884,113	—
Accumulated capital and other losses	(1,039,421)	(9,673,165)
Distributable earnings (accumulated deficit)	$78,611	$(14,214,935)

The difference between the federal income tax cost of investments and the Schedule of Investments cost for EBS Income and Appreciation Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Fund’s holdings in convertible bonds.

As of July 31, 2024, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Short-term	$1	$1,960,892
Long-term	1,039,420	7,712,273
	$1,039,421	$9,673,165

These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended July 31, 2024, EBS Income and Appreciation Fund and EBS Income Fund reclassified $420 and $51,528, respectively, of accumulated deficit against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effects on the Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations.

3.	Unfunded Loan Commitment

At July 31, 2024, unfunded loan commitments for the Funds were as follows:

		Unfunded
Fund	Borrower	Commitment
EBS Income and Appreciation Fund	NCP Finance Limited Partnership	$1,528,012
EBS Income Fund	NCP Finance Limited Partnership	$3,820,030

Pursuant to an Asset-Based Lending Credit Agreement between the Funds and NCP SVP Texas, L.P. (the “Borrower”), the Borrower has agreed to pay the Funds a commitment fee equal to 0.25% of the average daily unfunded commitment balance, which is included within interest income on the Statements of Operations.

4.	Transactions with Related Parties

Certain officers of the Trust are also officers of the Adviser, of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

Investment Adviser – Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser manages each Fund’s investments subject to oversight by the Board. The Funds do not pay the Adviser investment advisory fees under the Management Agreement. However, prior to investing in a Fund, a prospective shareholder must enter into an investment advisory agreement with the Adviser that calls for the payment of an advisory fee based upon a percentage of all assets (including shares of the Funds) managed by the Adviser on behalf

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

of the prospective shareholder. The fee schedule may be negotiable at the time the account is opened and is generally based upon the value of assets held in the client’s account and the style of management.

The Adviser has entered into an agreement with the Funds under which it has agreed to reimburse Fund expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, expenses incurred pursuant to the Funds’ Shareholder Servicing Plan and extraordinary expenses) to an amount not exceeding 0.35% of each Fund’s average daily net assets. Any payments by the Adviser of expenses which are a Fund’s obligation are subject to repayment by the Fund for a period of three years following the date on which such expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed the lesser of: (i) the expense limitation in effect at the time such expenses were reimbursed; and (ii) the expense limitation in effect at the time the Adviser seeks reimbursement of such expenses. This agreement is currently in effect until December 1, 2025. No expense reimbursements were required during the year ended July 31, 2024.

Administrator — Ultimus provides administration, fund accounting and transfer agency services to each Fund. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Funds for their services. Effective January 1, 2024, each Trustee who is not an interested person of the Trust receives from the Funds a fee of $3,281 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. The Chairperson of the Audit and Governance Committee receives an additional annual fee of $1,250, paid quarterly.

5.	Securities Transactions

During the year ended July 31, 2024, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Purchases of investment securities	$57,786,309	$72,928,572
Proceeds from sales and maturities of investment securities	$31,694,195	$73,522,866

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

During the year ended July 31, 2024, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities were as follows:

EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Purchases of investment securities	$—	$24,061,055
Proceeds from sales and maturities of investment securities	$—	$—

6.	Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the “Plan”) which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and account maintenance services to Fund shareholders. The annual fees paid under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the year ended July 31, 2024, EBS Income and Appreciation Fund and EBS Income Fund incurred $65,332 and $160,560, respectively, of shareholder servicing fees pursuant to the Plan. No payments were made to the Adviser or the Distributor during the year ended July 31, 2024.

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2024, EBS Income Fund had 26.4% of the value of its net assets invested in securities within the Financials sector.

9.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Eubel Brady & Suttman Mutual Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (the “Funds”), each a series of Eubel Brady & Suttman Mutual Fund Trust, as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodians and agent banks. Our audits also included evaluating the accounting

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2014.

COHEN & COMPANY, LTD.

Cleveland, Ohio

September 25, 2024

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-800-391-1223. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at www.sec.gov.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended July 31, 2024, EBS Income and Appreciation Fund designated $288,323 as a long-term capital gain distribution.

Qualified Dividend Income – EBS Income and Appreciation Fund and EBS Income Fund designates 0.65% and 0%, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. For EBS Income and Appreciation Fund and EBS Income Fund’s fiscal year 2024 ordinary income dividends, 1.04% and 0%, respectively, qualifies for the corporate dividends received deduction.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees, including all the Independent Trustees voting separately, has reviewed and approved the continuance of the Investment Advisory Agreement between the Trust, on behalf of the Eubel Brady & Suttman Income and Appreciation Fund (the “Appreciation Fund”) and the Eubel Brady & Suttman Income Fund (the “Income Fund”) (the Income and Appreciation Fund and the Income Fund are referred to collectively as the “Funds”), and the Adviser. Approval took place at an in-person meeting held on June 24, 2024, at which all Trustees were present, including all the Independent Trustees.

In the course of their consideration of the continuation of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from their counsel discussing the legal standards for their consideration of the proposed approval of the continuation of the Investment Advisory Agreement on behalf of the Funds. The Independent Trustees received and reviewed information provided by the Adviser in response to requests from independent legal counsel. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also met separately with their independent legal counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect to the continuation of the Investment Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

Nature, Extent and Quality of Services

The Trustees considered various information regarding the nature, extent and quality of services provided to the Funds by the Adviser, including the credentials and tenure of the members of the Research Group who are responsible for the Funds’ daily portfolio management. The Independent Trustees considered the ability of the Adviser to attract and retain talent and the ancillary services the Adviser provides to the Funds in addition to portfolio management. They were mindful of the resources the Adviser has directed towards the development of its cybersecurity and business continuity programs, the supervisory and administrative services that are provided to the Funds, and the personalized services that are provided to shareholders. The Board considered the policies and systems the Adviser has established to maintain compliance with applicable laws and regulations and its efforts to keep the Trustees informed about matters relative to the Funds and their shareholders. They noted that the Adviser keeps the Board informed on a quarterly basis on developments affecting the performance of the Funds and the factors that have influenced the economy and the financial markets. After further discussion, the Board concluded that it was satisfied with the nature, extent, and quality of the investment advisory services the Adviser has provided to the Funds.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)(Continued)

Expenses and Performance

The Trustees next considered information regarding each Fund’s expense ratio and comparative peer group expense information, as presented by the Adviser. The Appreciation Fund’s overall expense ratio was compared to funds within the Morningstar category of “Convertible Bond Funds” (no load), while the Income Fund’s overall expense ratio was compared to funds within the Morningstar category of “Multisector Bond Funds” (no load). The Trustees noted that the overall expense ratio of the Appreciation Fund, which does not include a charge for advisory fees paid at the client account level, is lower than the average expense ratio for Convertible Bond Funds, while the overall expense ratio of the Income Fund, which does not include a charge for advisory fees at the client account level, is lower than the average expense ratio for Multisector Bond Funds. The Trustees also considered the range of advisory fees charged by the Adviser at the client account level and applied that range to the overall expense ratio of each Fund to estimate total costs to underlying shareholders. The Trustees found that the expense ratio for each Fund, which included an estimated advisory fee charged at the client account level, was within the range of the average expense ratios for the peer groups presented and concluded that each Fund’s expense ratio was reasonable. The Trustees also considered the Adviser’s commitment to extend each Fund’s expense cap arrangements for an additional annual period.

The Trustees next discussed each Fund’s performance record over short and longer-term periods ended March 31, 2024, as compared to the performance of its benchmark indices and Morningstar category average. The Board was mindful that the comparative indices selected as peer groups to gauge the relative performance of the Funds represent a wide spectrum of investments and their relevance as a performance metric varies depending upon the extent of similarities between the composition of the indices and the securities held by the Funds. The Trustees noted that for the one-year, five-year and since inception periods ended March 31, 2024, the Income Fund had exceeded the performance of its benchmark index, while the Appreciation Fund had trailed the performance of its benchmark index. Mr. Lundy then compared the performance of the Funds with the performance of their Morningstar fund categories for the one- and five-year periods ending March 31, 2024, noting that each Fund underperformed its Morningstar category average during both periods, except the Appreciation Fund exceeded its Morningstar category average during the one-year period. The Independent Trustees noted that during the past year, the Income Fund’s orientation towards the shorter end of the yield curve and minimal government exposures had been productive by allowing the Fund to be impacted less by rising yields than its benchmark and acknowledged that the Appreciation Fund had been negatively impacted by its lower equity sensitivity. The Independent Trustees considered other factors, including (i) the consistency of the Adviser’s investment process; (ii) the Adviser’s conservative investment discipline; (iii) that the Income Fund

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited) (Continued)

has also benefitted from the ability of the Adviser to position the Fund to appreciate in a higher interest rate environment by locking in higher yields over the longer-term period; and (iv) that the lack of opportunities in the convertible securities market has impacted the Appreciation Fund’s relative performance results. Being mindful that the Adviser does not sub-advise any accounts with similar investment objectives as the Funds, the Trustees discussed the performance of the Adviser’s SMA strategies that hold shares of the Funds. After considering each factor, the Independent Trustees concluded that the Adviser has demonstrated a satisfactory performance record for each Fund and its continued management is likely to benefit the Funds and their shareholders.

Investment Advisory Fee Rates

The Trustees considered that the Adviser is being compensated by each client under the terms described in their respective SMA investment advisory agreements and the Adviser does not charge an investment advisory fee at the Fund level. The Trustees reviewed and considered the range of advisory fees payable to the Adviser for SMA services and compared such information with the fees charged by the other funds in the relevant Morningstar peer group for each Fund. The Trustees concluded that the advisory fee ranges charged at the SMA account level were reasonable in relation to the average rates for the peer groups presented, and the clients generally received more services for their fees than many other funds in the relevant Morningstar peer group categories.

Profitability

The Trustees reviewed information regarding the Adviser’s cost of providing services to the Funds and the methods that were used to determine profitability. They discussed the profits of the Adviser and the other ancillary benefits the Adviser receives with regard to providing advisory services to the Funds. The Independent Trustees considered that the Adviser’s profitability is based in part on the aggregate net assets of the Funds and that the Adviser has committed to continue to maintain expense caps for the Funds through December 1, 2025. Following a discussion of the profits and expenses of the Adviser, it was the conclusion of the Independent Trustees that the profits of the Adviser are not unreasonable and represent a fair and entrepreneurial profit, in light of the quality and scope of services that are provided by the Adviser.

Economies of Scale

The Independent Trustees considered the extent to which shareholders of the Funds have realized economies of scale. They noted that shareholders of the Funds have the ability to recognize economies of scale through the fee breakpoints that are provided in the SMA fee structure at the client account level for certain strategies. The Independent Trustees further noted that due to the asset size of the Funds, each Fund is operating below the agreed upon expense cap.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited) (Continued)

The Trustees did not identity any single factor as all-important or controlling in their determination to approve the continuation of the Investment Advisory Agreement. The Trustees, including all the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

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(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [included under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(2)	Change in the registrant’s independent public accountants: Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	October 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	October 4, 2024

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer

Date	October 4, 2024

*	Print the name and title of each signing officer under his or her signature.